Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2025	December 31, 2024
Trade accounts payable and accrued liabilities	$246.9	$191.6
Royalties payable	8.4	4.7
Share-based compensation liability	60.2	34.2
Other	0.6	2.5
	$316.1	$233.0